Asset and Goodwill Impairment Testing - Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	$ (2,690)	$ (41)
Frontier oil sands project
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	(1,129)	0
Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	(1,241)	0
Steelmaking coal CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	(289)	0
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	$ (31)	$ (41)